Shareholders' Equity Shareholders' Equity - Capped Call Transactions (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended																																					1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011	Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2031A and 2031B convertible senior notes [Member]		Sep. 01, 2011 Call Option [Member] Purchased options [Member] 2031A and 2031B convertible senior notes [Member]	Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2031A and 2031B convertible senior notes [Member] Minimum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2031A and 2031B convertible senior notes [Member] Maximum [Member]		Aug. 30, 2012 Call Option [Member] Purchased options [Member] 2032C and 2032D convertible senior notes [Member]	Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2033E and 2033F convertible senior notes [Member]	Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2032C convertible senior notes [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2032C convertible senior notes [Member] Minimum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2032C convertible senior notes [Member] Maximum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2032D convertible senior notes [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2032D convertible senior notes [Member] Minimum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2032D convertible senior notes [Member] Maximum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2033E convertible senior notes [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2033E convertible senior notes [Member] Minimum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2033E convertible senior notes [Member] Maximum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2033F convertible senior note [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2033F convertible senior note [Member] Minimum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2033F convertible senior note [Member] Maximum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] 2013 convertible senior notes [Member]	Apr. 30, 2012 Call Option [Member] Purchased options [Member] 2014 convertible senior notes [Member]	Mar. 01, 2012 Call Option [Member] Purchased options [Member] 2014 convertible senior notes [Member]	Aug. 30, 2012 Call Option [Member] Purchased options [Member] 2014 convertible senior notes [Member]	Aug. 29, 2013 Call Option [Member] Purchased options [Member] Convertible Debt [Member]	Aug. 29, 2013 Call Option [Member] Purchased options [Member] Convertible Debt [Member] Minimum [Member]		Aug. 29, 2013 Call Option [Member] Purchased options [Member] Convertible Debt [Member] Maximum [Member]
Option Indexed to Issuer's Equity [Line Items]
Cash paid for capped call transactions	$ 48,000,000	$ 103,000,000	$ 57,000,000			$ 57,000,000					$ 103,000,000	$ 48,000,000
Option indexed to issuer's equity, strike price (in dollars per share)				9.50	[1]								9.80	[1]					10.16	[1]					10.93	[1]					10.93	[1]					5.08			14.23
Option Indexed to Issuer's Equity, capped ceiling							$ 11.40		$ 13.17						$ 14.26		$ 15.69				$ 14.62		$ 16.04				$ 14.51		$ 14.51				$ 14.51		$ 14.51		$ 6.64
Option indexed to issuer's equity, shares (in shares)				72.6									56.3						44.3						27.5						27.5						45.2				228.2
Option indexed to issuers equity settlement proceeds							0	[2]	207,000,000	[2]					0	[2]	307,000,000	[2]			0	[2]	244,000,000	[2]			0	[2]	98,000,000	[2]			0	[2]	98,000,000	[2]						0	[2]	954,000,000	[2]
Option indexed to issuers equity settlement cash received																																					$ 24,000,000
Capped Calls Expired, Maximum Shares Covered (in shares)																																							30.4
Capped Calls Settled, Maximum Shares Covered (in shares)																																						60.9

[1]	1 Initial strike prices are subject to certain adjustments
[2]	2 Settlement in cash on the respective expiration dates would result in us receiving an amount ranging from zero, if the market price per share of our common stock is at or below the respective low strike price, to the respective maximum amount if the market price per share of our common stock is at or above the respective high cap price. If share settlement were elected, the number of shares repurchased would be determined by the value of the capped calls at the time of settlement divided by the share price on the settlement date.